Prepaid Expenses and Other - Schedule of Prepaid and Other Expenses (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid and Other Expenses [Abstract]
Insurance prepayments	$ 3,972	$ 7,028	$ 5,916
Other expense prepayments	15,410	11,914	19,838
Lease deposits	13,993	13,993	55,047
Contract assets			20,058
Total prepaid expenses and other	33,375	32,935	100,859
Less: long term portion			(44,140)
Prepaid expenses and other, current portion	$ 33,375	$ 32,935	$ 56,719